UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Short-Term Treasury Bond Index Fund (formerly Spartan® Short-Term Treasury Bond Index Fund)

Fidelity® Intermediate Treasury Bond Index Fund (formerly Spartan® Intermediate Treasury Bond Index Fund)

Fidelity® Long-Term Treasury Bond Index Fund (formerly Spartan® Long-Term Treasury Bond Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)

Semi-Annual Report

August 31, 2016

Contents

Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	19.9	25.9
1 - 1.99%	53.3	50.6
2 - 2.99%	15.8	12.4
3 - 3.99%	8.4	7.8
4 - 4.99%	0.9	1.6
7 - 7.99%	0.1	0.0
8 - 8.99%	1.0	1.2
9 - 9.99%	0.2	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
U.S. Treasury Obligations	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of February 29, 2016
U.S. Treasury Obligations	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Short-Term Treasury Bond Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
7.875% 2/15/21	$1,316,000	$1,699,800
8.125% 8/15/19	2,144,000	2,593,485
8.125% 5/15/21	467,000	615,309
8.125% 8/15/21	1,405,000	1,871,339
8.5% 2/15/20	1,356,000	1,701,410
8.75% 5/15/20	1,097,000	1,403,045
8.75% 8/15/20	1,420,000	1,842,118
8.875% 2/15/19	2,120,000	2,534,559
9% 11/15/18	1,497,000	1,765,173
9.125% 5/15/18	346,000	395,008
U.S. Treasury Notes:
0.625% 9/30/17	18,895,000	18,875,803
0.625% 11/30/17	10,890,000	10,874,264
0.625% 4/30/18	9,892,000	9,864,569
0.625% 6/30/18	7,367,000	7,343,116
0.75% 10/31/17	16,917,000	16,921,618
0.75% 12/31/17	10,570,000	10,569,176
0.75% 1/31/18	8,344,000	8,341,397
0.75% 2/28/18	17,197,000	17,188,264
0.75% 3/31/18	8,000,000	7,996,248
0.75% 4/15/18	7,620,000	7,614,346
0.75% 4/30/18	7,773,000	7,766,929
0.75% 7/31/18	8,906,000	8,895,215
0.75% 8/31/18	9,024,000	9,012,720
0.75% 2/15/19	7,565,000	7,541,359
0.75% 7/15/19	8,005,000	7,965,912
0.75% 8/15/19	3,090,000	3,074,188
0.875% 10/15/17	8,189,000	8,202,438
0.875% 11/15/17	8,323,000	8,336,983
0.875% 11/30/17	8,133,000	8,146,981
0.875% 1/15/18	6,734,000	6,744,519
0.875% 1/31/18	6,287,000	6,297,072
0.875% 3/31/18	8,255,000	8,265,641
0.875% 5/31/18	8,405,000	8,414,523
0.875% 7/15/18	7,825,000	7,832,950
0.875% 10/15/18	7,620,000	7,624,763
0.875% 4/15/19	8,029,000	8,024,921
0.875% 5/15/19	7,875,000	7,870,078
0.875% 6/15/19	7,883,000	7,873,146
0.875% 7/31/19	4,851,000	4,844,179
1% 9/15/17	9,130,000	9,157,107
1% 12/15/17	8,402,000	8,428,256
1% 12/31/17	8,322,000	8,347,682
1% 2/15/18	6,738,000	6,759,845
1% 3/15/18	7,396,000	7,420,843
1% 5/15/18	8,050,000	8,076,412
1% 5/31/18	11,031,000	11,066,763
1% 8/15/18	7,059,000	7,082,436
1% 9/15/18	7,640,000	7,665,365
1% 3/15/19	7,546,000	7,568,404
1% 6/30/19	3,904,000	3,913,455
1% 8/31/19	5,525,000	5,534,928
1% 9/30/19	6,826,000	6,835,065
1% 11/30/19	7,406,000	7,408,896
1.125% 6/15/18	6,997,000	7,034,994
1.125% 1/15/19	8,351,000	8,399,277
1.125% 5/31/19	4,196,000	4,221,734
1.125% 12/31/19	6,600,000	6,626,552
1.125% 3/31/20	6,056,000	6,073,029
1.125% 4/30/20	7,630,000	7,649,075
1.125% 2/28/21	11,340,000	11,317,411
1.125% 6/30/21	11,031,000	10,991,355
1.125% 7/31/21	11,060,000	11,015,506
1.125% 8/31/21	11,601,000	11,560,211
1.25% 10/31/18	10,247,000	10,333,054
1.25% 11/15/18	7,879,000	7,944,861
1.25% 11/30/18	8,765,000	8,841,352
1.25% 12/15/18	7,907,000	7,975,570
1.25% 1/31/19	6,975,000	7,036,575
1.25% 4/30/19	3,017,000	3,045,637
1.25% 10/31/19	5,260,000	5,305,410
1.25% 1/31/20	11,282,000	11,365,735
1.25% 2/29/20	6,046,000	6,089,930
1.25% 3/31/21	10,870,000	10,899,719
1.375% 6/30/18	7,919,000	7,998,499
1.375% 7/31/18	9,767,000	9,869,251
1.375% 9/30/18	14,734,000	14,895,735
1.375% 11/30/18	4,227,000	4,275,543
1.375% 12/31/18	5,946,000	6,014,985
1.375% 2/28/19	7,517,000	7,608,617
1.375% 1/31/20	7,130,000	7,213,278
1.375% 2/29/20	11,019,000	11,145,972
1.375% 3/31/20	11,426,000	11,554,988
1.375% 4/30/20	11,266,000	11,393,182
1.375% 5/31/20	8,024,000	8,109,881
1.375% 8/31/20	10,782,000	10,887,297
1.375% 9/30/20	10,810,000	10,912,187
1.375% 10/31/20	11,256,000	11,359,330
1.375% 1/31/21	11,761,000	11,859,769
1.375% 4/30/21	10,588,000	10,672,376
1.375% 5/31/21	10,499,000	10,586,352
1.5% 8/31/18	15,324,000	15,523,932
1.5% 12/31/18	10,160,000	10,307,635
1.5% 1/31/19	10,165,000	10,315,889
1.5% 2/28/19	10,368,000	10,526,350
1.5% 3/31/19	3,461,000	3,515,213
1.5% 5/31/19	11,408,000	11,589,821
1.5% 10/31/19	11,908,000	12,100,112
1.5% 11/30/19	11,776,000	11,965,523
1.5% 5/31/20	11,577,000	11,753,364
1.625% 3/31/19	10,542,000	10,738,018
1.625% 4/30/19	9,895,000	10,083,233
1.625% 6/30/19	11,412,000	11,636,223
1.625% 7/31/19	10,809,000	11,023,915
1.625% 8/31/19	11,871,000	12,108,420
1.625% 12/31/19	11,177,000	11,400,976
1.625% 6/30/20	10,592,000	10,800,948
1.625% 7/31/20	11,595,000	11,824,187
1.625% 11/30/20	11,752,000	11,980,612
1.75% 10/31/18	4,391,000	4,475,219
1.75% 9/30/19	11,660,000	11,938,289
1.75% 10/31/20	9,077,000	9,296,128
1.75% 12/31/20	11,761,000	12,049,050
1.875% 9/30/17	6,208,000	6,285,842
1.875% 10/31/17	8,862,000	8,979,351
1.875% 6/30/20	5,100,000	5,250,210
2% 7/31/20	7,891,000	8,158,552
2% 9/30/20	7,154,000	7,397,966
2% 11/30/20	7,452,000	7,709,034
2% 2/28/21	8,515,000	8,818,015
2% 5/31/21	9,275,000	9,613,389
2% 8/31/21	7,127,000	7,389,530
2.125% 8/31/20	7,794,000	8,096,929
2.125% 1/31/21	8,359,000	8,697,280
2.125% 6/30/21	8,777,000	9,151,392
2.125% 8/15/21	13,669,000	14,250,466
2.25% 11/30/17	7,220,000	7,353,404
2.25% 7/31/18	3,067,000	3,150,386
2.25% 3/31/21	8,312,000	8,702,922
2.25% 4/30/21	9,211,000	9,648,523
2.25% 7/31/21	9,357,000	9,812,789
2.375% 5/31/18	3,858,000	3,962,587
2.375% 6/30/18	4,875,000	5,012,680
2.375% 12/31/20	7,526,000	7,909,359
2.625% 1/31/18	4,098,000	4,204,294
2.625% 4/30/18	3,930,000	4,048,666
2.625% 8/15/20	11,264,000	11,915,194
2.625% 11/15/20	17,033,000	18,053,651
2.75% 12/31/17	4,806,000	4,931,220
2.75% 2/28/18	4,031,000	4,148,939
2.75% 2/15/19	7,682,000	8,033,390
2.875% 3/31/18	5,103,000	5,267,852
3.125% 5/15/19	10,243,000	10,849,181
3.125% 5/15/21	9,590,000	10,426,507
3.375% 11/15/19	11,907,000	12,801,882
3.5% 2/15/18	7,617,000	7,915,731
3.5% 5/15/20	10,790,000	11,734,967
3.625% 8/15/19	9,082,000	9,790,114
3.625% 2/15/20	13,685,000	14,885,106
3.625% 2/15/21	14,455,000	15,980,118
3.75% 11/15/18	9,182,000	9,763,762
3.875% 5/15/18	4,241,000	4,465,311
4% 8/15/18	5,167,000	5,491,348
4.25% 11/15/17	5,622,000	5,857,202
		1,292,962,348
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,284,238,152)		1,292,962,348
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.42% (a)
(Cost $7,411,535)	7,411,535	7,411,535
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,291,649,687)		1,300,373,883
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,092,092
NET ASSETS - 100%		$1,301,465,975

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,006

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,284,238,152)	$1,292,962,348
Fidelity Central Funds (cost $7,411,535)	7,411,535
Total Investments (cost $1,291,649,687)		$1,300,373,883
Receivable for investments sold		46,577,388
Receivable for fund shares sold		5,625,850
Interest receivable		4,156,921
Distributions receivable from Fidelity Central Funds		2,443
Total assets		1,356,736,485
Liabilities
Payable for investments purchased	$53,582,725
Payable for fund shares redeemed	1,420,269
Distributions payable	167,747
Accrued management fee	52,733
Other affiliated payables	47,036
Total liabilities		55,270,510
Net Assets		$1,301,465,975
Net Assets consist of:
Paid in capital		$1,291,558,659
Undistributed net investment income		1,121,705
Accumulated undistributed net realized gain (loss) on investments		61,415
Net unrealized appreciation (depreciation) on investments		8,724,196
Net Assets		$1,301,465,975
Investor Class:
Net Asset Value, offering price and redemption price per share ($60,590,953 ÷ 5,754,254 shares)		$10.53
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,240,875,022 ÷ 117,846,459 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$7,081,120
Income from Fidelity Central Funds		4,006
Total income		7,085,126
Expenses
Management fee	$301,061
Transfer agent fees	307,176
Independent trustees' fees and expenses	2,766
Miscellaneous	1,613
Total expenses before reductions	612,616
Expense reductions	(252)	612,364
Net investment income (loss)		6,472,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	234,628
Total net realized gain (loss)		234,628
Change in net unrealized appreciation (depreciation) on investment securities		8,546
Net gain (loss)		243,174
Net increase (decrease) in net assets resulting from operations		$6,715,936

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,472,762	$9,171,437
Net realized gain (loss)	234,628	907,768
Change in net unrealized appreciation (depreciation)	8,546	5,944,277
Net increase (decrease) in net assets resulting from operations	6,715,936	16,023,482
Distributions to shareholders from net investment income	(6,105,002)	(8,617,006)
Distributions to shareholders from net realized gain	–	(1,600,510)
Total distributions	(6,105,002)	(10,217,516)
Share transactions - net increase (decrease)	103,519,991	352,099,346
Total increase (decrease) in net assets	104,130,925	357,905,312
Net Assets
Beginning of period	1,197,335,050	839,429,738
End of period	$1,301,465,975	$1,197,335,050
Other Information
Undistributed net investment income end of period	$1,121,705	$753,945

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.46	$10.48	$10.59	$10.63	$10.49
Income from Investment Operations
Net investment income (loss)B	.052	.094	.084	.081	.097	.127
Net realized and unrealized gain (loss)	.006	.071	.004	(.071)	(.007)	.193
Total from investment operations	.058	.165	.088	.010	.090	.320
Distributions from net investment income	(.048)	(.087)	(.076)	(.082)	(.097)	(.125)
Distributions from net realized gain	–	(.018)	(.032)	(.038)	(.033)	(.055)
Total distributions	(.048)	(.105)	(.108)	(.120)	(.130)	(.180)
Net asset value, end of period	$10.53	$10.52	$10.46	$10.48	$10.59	$10.63
Total ReturnC,D	.55%	1.59%	.85%	.10%	.85%	3.07%
Ratios to Average Net AssetsE
Expenses before reductions	.20%F	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%F	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.97%F	.89%	.80%	.77%	.91%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$60,591	$52,373	$32,619	$28,114	$37,739	$191,449
Portfolio turnover rate	56%F	41%	40%	47%	56%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.46	$10.48	$10.59	$10.63	$10.49
Income from Investment Operations
Net investment income (loss)B	.057	.104	.094	.091	.106	.137
Net realized and unrealized gain (loss)	.007	.072	.005	(.071)	(.006)	.193
Total from investment operations	.064	.176	.099	.020	.100	.330
Distributions from net investment income	(.054)	(.098)	(.087)	(.092)	(.107)	(.135)
Distributions from net realized gain	–	(.018)	(.032)	(.038)	(.033)	(.055)
Total distributions	(.054)	(.116)	(.119)	(.130)	(.140)	(.190)
Net asset value, end of period	$10.53	$10.52	$10.46	$10.48	$10.59	$10.63
Total ReturnC,D	.61%	1.69%	.95%	.20%	.95%	3.17%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.07%F	.99%	.90%	.87%	1.01%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,240,875	$1,144,962	$806,810	$734,225	$750,114	$594,116
Portfolio turnover rate	56%F	41%	40%	47%	56%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	41.8	24.9
2 - 2.99%	53.7	68.7
3 - 3.99%	0.0	1.9
6 - 6.99%	1.8	0.9
7 - 7.99%	1.7	1.7
8 - 8.99%	0.7	1.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

As of February 29, 2016
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Intermediate Treasury Bond Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6% 2/15/26	$6,687,000	$9,319,224
6.25% 8/15/23	6,358,000	8,406,967
6.75% 8/15/26	3,786,000	5,611,564
6.875% 8/15/25	3,280,000	4,763,688
7.125% 2/15/23	4,562,000	6,189,352
7.25% 8/15/22	4,254,000	5,706,341
7.5% 11/15/24	4,089,000	6,008,593
7.625% 11/15/22	2,589,000	3,559,673
7.625% 2/15/25	3,223,000	4,802,521
8% 11/15/21	8,343,000	11,186,461
U.S. Treasury Notes:
1.25% 7/31/23	23,986,000	23,678,691
1.375% 6/30/23	22,969,000	22,872,094
1.375% 8/31/23	24,539,000	24,411,520
1.5% 1/31/22	23,540,000	23,795,621
1.5% 2/28/23	23,084,000	23,208,446
1.5% 3/31/23	24,377,000	24,495,082
1.5% 8/15/26	20,299,000	20,149,924
1.625% 8/15/22	18,926,000	19,229,857
1.625% 11/15/22	27,792,000	28,193,678
1.625% 4/30/23	22,611,000	22,890,992
1.625% 5/31/23	22,964,000	23,246,572
1.625% 2/15/26	54,254,000	54,423,544
1.625% 5/15/26	53,193,000	53,346,781
1.75% 2/28/22	23,567,000	24,124,878
1.75% 3/31/22	24,294,000	24,857,694
1.75% 4/30/22	23,688,000	24,234,861
1.75% 5/15/22	21,975,000	22,495,192
1.75% 9/30/22	24,947,000	25,497,580
1.75% 1/31/23	23,450,000	23,939,144
1.75% 5/15/23	44,025,000	44,938,167
1.875% 11/30/21	25,135,000	25,911,621
1.875% 5/31/22	25,357,000	26,121,666
1.875% 8/31/22	24,878,000	25,613,642
1.875% 10/31/22	24,943,000	25,676,673
2% 10/31/21	24,935,000	25,858,368
2% 11/15/21	35,572,000	36,894,852
2% 2/15/22	26,424,000	27,414,900
2% 7/31/22	24,868,000	25,785,977
2% 11/30/22	25,148,000	26,065,500
2% 2/15/23	43,421,000	45,020,456
2% 2/15/25	56,745,000	58,799,793
2% 8/15/25	56,745,000	58,773,180
2.125% 9/30/21	23,424,000	24,433,246
2.125% 12/31/21	25,349,000	26,454,064
2.125% 6/30/22	25,348,000	26,458,952
2.125% 12/31/22	25,144,000	26,241,108
2.125% 5/15/25	56,174,000	58,778,620
2.25% 11/15/24	56,727,000	59,875,805
2.25% 11/15/25	55,888,000	59,088,482
2.375% 8/15/24	54,623,000	58,137,225
2.5% 8/15/23	37,763,000	40,410,828
2.5% 5/15/24	54,324,000	58,309,154
2.75% 11/15/23	49,480,000	53,879,069
2.75% 2/15/24	42,979,000	46,867,267
		1,566,455,150
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,514,810,862)		1,566,455,150
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.42% (a)
(Cost $4,977,926)	4,977,926	4,977,926
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,519,788,788)		1,571,433,076
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,079,730
NET ASSETS - 100%		$1,572,512,806

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,946
Fidelity Securities Lending Cash Central Fund	4,205
Total	$6,151

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,514,810,862)	$1,566,455,150
Fidelity Central Funds (cost $4,977,926)	4,977,926
Total Investments (cost $1,519,788,788)		$1,571,433,076
Receivable for investments sold		64,331,203
Receivable for fund shares sold		11,959,228
Interest receivable		5,860,645
Distributions receivable from Fidelity Central Funds		1,728
Total assets		1,653,585,880
Liabilities
Payable for investments purchased	$79,618,865
Payable for fund shares redeemed	1,164,211
Distributions payable	165,483
Accrued management fee	65,203
Other affiliated payables	59,312
Total liabilities		81,073,074
Net Assets		$1,572,512,806
Net Assets consist of:
Paid in capital		$1,509,780,350
Undistributed net investment income		2,580,155
Accumulated undistributed net realized gain (loss) on investments		8,508,013
Net unrealized appreciation (depreciation) on investments		51,644,288
Net Assets		$1,572,512,806
Investor Class:
Net Asset Value, offering price and redemption price per share ($80,361,636 ÷ 7,123,027 shares)		$11.28
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,492,151,170 ÷ 132,259,390 shares)		$11.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$15,010,900
Income from Fidelity Central Funds		6,151
Total income		15,017,051
Expenses
Management fee	$382,643
Transfer agent fees	420,396
Independent trustees' fees and expenses	3,549
Miscellaneous	2,094
Total expenses before reductions	808,682
Expense reductions	(728)	807,954
Net investment income (loss)		14,209,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,846,071
Total net realized gain (loss)		9,846,071
Change in net unrealized appreciation (depreciation) on investment securities		254,326
Net gain (loss)		10,100,397
Net increase (decrease) in net assets resulting from operations		$24,309,494

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,209,097	$26,897,008
Net realized gain (loss)	9,846,071	10,349,661
Change in net unrealized appreciation (depreciation)	254,326	19,828,713
Net increase (decrease) in net assets resulting from operations	24,309,494	57,075,382
Distributions to shareholders from net investment income	(13,726,074)	(26,318,360)
Distributions to shareholders from net realized gain	(8,220,556)	(10,088,208)
Total distributions	(21,946,630)	(36,406,568)
Share transactions - net increase (decrease)	72,477,463	282,571,392
Total increase (decrease) in net assets	74,840,327	303,240,206
Net Assets
Beginning of period	1,497,672,479	1,194,432,273
End of period	$1,572,512,806	$1,497,672,479
Other Information
Undistributed net investment income end of period	$2,580,155	$2,097,132

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$11.09	$10.80	$11.34	$11.55	$10.61
Income from Investment Operations
Net investment income (loss)B	.100	.212	.227	.206	.225	.281
Net realized and unrealized gain (loss)	.077	.250	.305	(.461)	.134	1.097
Total from investment operations	.177	.462	.532	(.255)	.359	1.378
Distributions from net investment income	(.096)	(.208)	(.213)	(.201)	(.222)	(.276)
Distributions from net realized gain	(.061)	(.084)	(.029)	(.084)	(.347)	(.162)
Total distributions	(.157)	(.292)	(.242)	(.285)	(.569)	(.438)
Net asset value, end of period	$11.28	$11.26	$11.09	$10.80	$11.34	$11.55
Total ReturnC,D	1.58%	4.25%	4.98%	(2.26)%	3.17%	13.15%
Ratios to Average Net AssetsE
Expenses before reductions	.20%F	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%F	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.75%F	1.93%	2.08%	1.89%	1.94%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$80,362	$145,403	$148,250	$106,544	$132,004	$580,365
Portfolio turnover rate	53%F	48%	53%	46%	54%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$11.09	$10.80	$11.34	$11.55	$10.61
Income from Investment Operations
Net investment income (loss)B	.105	.223	.238	.217	.233	.292
Net realized and unrealized gain (loss)	.077	.250	.305	(.461)	.137	1.098
Total from investment operations	.182	.473	.543	(.244)	.370	1.390
Distributions from net investment income	(.101)	(.219)	(.224)	(.212)	(.233)	(.288)
Distributions from net realized gain	(.061)	(.084)	(.029)	(.084)	(.347)	(.162)
Total distributions	(.162)	(.303)	(.253)	(.296)	(.580)	(.450)
Net asset value, end of period	$11.28	$11.26	$11.09	$10.80	$11.34	$11.55
Total ReturnC,D	1.63%	4.35%	5.09%	(2.16)%	3.27%	13.26%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85%F	2.03%	2.18%	1.99%	2.04%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,492,151	$1,352,270	$1,046,182	$932,430	$1,204,856	$633,577
Portfolio turnover rate	53%F	48%	53%	46%	54%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	24.6	17.6
3 - 3.99%	45.9	49.3
4 - 4.99%	19.5	21.3
5 - 5.99%	4.8	5.5
6 - 6.99%	4.4	5.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

As of February 29, 2016
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Fidelity® Long-Term Treasury Bond Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
2.25% 8/15/46	$19,066,000	$19,133,036
2.5% 2/15/45	56,171,000	59,324,047
2.5% 2/15/46	50,931,000	53,799,841
2.5% 5/15/46	49,807,000	52,705,917
2.75% 8/15/42	29,895,000	33,244,167
2.75% 11/15/42	36,982,000	41,078,903
2.875% 5/15/43	54,745,000	62,204,006
2.875% 8/15/45	54,456,000	61,922,408
3% 5/15/42	19,717,000	22,925,626
3% 11/15/44	55,243,000	64,297,659
3% 5/15/45	53,821,000	62,644,684
3% 11/15/45	53,821,000	62,703,564
3.125% 11/15/41	18,348,000	21,783,957
3.125% 2/15/42	23,071,000	27,423,852
3.125% 2/15/43	38,798,000	46,125,662
3.125% 8/15/44	54,488,000	64,898,205
3.375% 5/15/44	53,830,000	67,035,145
3.5% 2/15/39	16,593,000	20,917,551
3.625% 8/15/43	43,994,000	57,144,071
3.625% 2/15/44	53,728,000	69,802,343
3.75% 8/15/41	21,179,000	27,746,142
3.75% 11/15/43	53,204,000	70,651,185
3.875% 8/15/40	21,749,000	28,912,577
4.25% 5/15/39	14,971,000	20,885,129
4.25% 11/15/40	22,883,000	32,092,515
4.375% 2/15/38	8,601,000	12,204,011
4.375% 11/15/39	17,128,000	24,323,096
4.375% 5/15/40	24,196,000	34,418,810
4.375% 5/15/41	18,989,000	27,175,044
4.5% 2/15/36	18,340,000	26,206,136
4.5% 5/15/38	10,517,000	15,187,200
4.5% 8/15/39	15,851,000	22,871,265
4.625% 2/15/40	29,889,000	43,906,463
4.75% 2/15/37	5,957,000	8,790,298
4.75% 2/15/41	24,025,000	36,094,752
5% 5/15/37	7,861,000	11,981,579
5.25% 11/15/28	10,562,000	14,717,492
5.25% 2/15/29	7,546,000	10,557,918
5.375% 2/15/31	17,353,000	25,496,034
5.5% 8/15/28	8,921,000	12,621,127
6.125% 11/15/27	12,444,000	18,159,492
6.125% 8/15/29	6,313,000	9,554,580
6.25% 5/15/30	11,533,000	17,928,856
6.375% 8/15/27	5,329,000	7,873,390
6.5% 11/15/26	6,207,000	9,096,892
6.625% 2/15/27	4,106,000	6,102,543
		1,546,669,170
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,344,157,745)		1,546,669,170
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.42% (a)
(Cost $10,567,367)	10,567,367	10,567,367
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,354,725,112)		1,557,236,537
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,997,575)
NET ASSETS - 100%		$1,553,238,962

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,064

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,344,157,745)	$1,546,669,170
Fidelity Central Funds (cost $10,567,367)	10,567,367
Total Investments (cost $1,354,725,112)		$1,557,236,537
Receivable for investments sold		8,271,325
Receivable for fund shares sold		3,839,428
Interest receivable		7,329,091
Distributions receivable from Fidelity Central Funds		2,459
Total assets		1,576,678,840
Liabilities
Payable for investments purchased	$19,166,563
Payable for fund shares redeemed	3,813,101
Distributions payable	334,832
Accrued management fee	65,125
Other affiliated payables	60,257
Total liabilities		23,439,878
Net Assets		$1,553,238,962
Net Assets consist of:
Paid in capital		$1,414,995,302
Undistributed net investment income		489,778
Accumulated undistributed net realized gain (loss) on investments		(64,757,543)
Net unrealized appreciation (depreciation) on investments		202,511,425
Net Assets		$1,553,238,962
Investor Class:
Net Asset Value, offering price and redemption price per share ($97,760,140 ÷ 6,679,331 shares)		$14.64
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,455,478,822 ÷ 99,433,858 shares)		$14.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$19,373,869
Income from Fidelity Central Funds		3,064
Total income		19,376,933
Expenses
Management fee	$362,374
Transfer agent fees	489,212
Independent trustees' fees and expenses	3,251
Miscellaneous	1,839
Total expenses before reductions	856,676
Expense reductions	(373)	856,303
Net investment income (loss)		18,520,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,729,793
Total net realized gain (loss)		1,729,793
Change in net unrealized appreciation (depreciation) on investment securities		86,170,367
Net gain (loss)		87,900,160
Net increase (decrease) in net assets resulting from operations		$106,420,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,520,630	$32,798,506
Net realized gain (loss)	1,729,793	(55,862,631)
Change in net unrealized appreciation (depreciation)	86,170,367	55,122,590
Net increase (decrease) in net assets resulting from operations	106,420,790	32,058,465
Distributions to shareholders from net investment income	(18,354,623)	(32,629,652)
Share transactions - net increase (decrease)	134,485,047	(54,540,048)
Total increase (decrease) in net assets	222,551,214	(55,111,235)
Net Assets
Beginning of period	1,330,687,748	1,385,798,983
End of period	$1,553,238,962	$1,330,687,748
Other Information
Undistributed net investment income end of period	$489,778	$323,771

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Long-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.77	$13.62	$11.66	$12.69	$12.63	$10.28
Income from Investment Operations
Net investment income (loss)B	.174	.344	.385	.399	.386	.406
Net realized and unrealized gain (loss)	.869	.149C	1.953	(1.044)	.058	2.427
Total from investment operations	1.043	.493	2.338	(.645)	.444	2.833
Distributions from net investment income	(.173)	(.343)	(.378)	(.385)	(.384)	(.404)
Distributions from net realized gain	–	–	–	–	–	(.079)
Total distributions	(.173)	(.343)	(.378)	(.385)	(.384)	(.483)
Net asset value, end of period	$14.64	$13.77	$13.62	$11.66	$12.69	$12.63
Total ReturnD,E	7.63%	3.78%	20.37%	(5.06)%	3.47%	27.97%
Ratios to Average Net AssetsF
Expenses before reductions	.20%G	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.45%G	2.63%	2.91%	3.30%	2.94%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$97,760	$459,362	$321,709	$13,954	$89,009	$147,936
Portfolio turnover rate	36%G	71%	35%	51%	60%	52%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Long-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.77	$13.62	$11.66	$12.69	$12.63	$10.28
Income from Investment Operations
Net investment income (loss)B	.182	.356	.383	.402	.394	.412
Net realized and unrealized gain (loss)	.868	.150C	1.968	(1.035)	.062	2.433
Total from investment operations	1.050	.506	2.351	(.633)	.456	2.845
Distributions from net investment income	(.180)	(.356)	(.391)	(.397)	(.396)	(.416)
Distributions from net realized gain	–	–	–	–	–	(.079)
Total distributions	(.180)	(.356)	(.391)	(.397)	(.396)	(.495)
Net asset value, end of period	$14.64	$13.77	$13.62	$11.66	$12.69	$12.63
Total ReturnD,E	7.68%	3.89%	20.48%	(4.96)%	3.57%	28.10%
Ratios to Average Net AssetsF
Expenses before reductions	.10%G	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%G	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.56%G	2.73%	3.01%	3.40%	3.04%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,455,479	$871,326	$1,064,090	$300,319	$350,855	$267,224
Portfolio turnover rate	36%G	71%	35%	51%	60%	52%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity Short-Term Treasury Bond Index Fund (formerly Spartan Short-Term Treasury Bond Index Fund), Fidelity Intermediate Treasury Bond Index Fund (formerly Spartan Intermediate Treasury Bond Index Fund) and Fidelity Long-Term Treasury Bond Index Fund (formerly Spartan Long-Term Treasury Bond Index Fund) (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class and Premium Class (formerly Fidelity Advantage Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Short-Term Treasury Bond Index Fund	$1,290,845,321	$10,401,348	$(872,786)	$9,528,562
Fidelity Intermediate Treasury Bond Index Fund	1,518,762,834	53,735,048	(1,064,806)	52,670,242
Fidelity Long-Term Treasury Bond Index Fund	1,359,522,401	198,303,755	(589,619)	197,714,136

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total no expiration	Total capital loss carryforward
Fidelity Long-Term Treasury Bond Index Fund	$(59,800,269)	$(59,800,269)	$(59,800,269)

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .05% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .19% and .09% of average net assets for each Investor Class and Premium Class, respectively, with certain exceptions.

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .20% and .10% for each Investor Class and Premium Class, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of class-level average net assets for each Fund's Investor Class and Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class and Premium Class for each fund pays a portion of the transfer agent fees at an annual rate of .14% and .04%, of class-level average net assets, respectively. Prior to July 1, 2016, the Investor Class and Premium Class for each fund paid a portion of the transfer agent fees at an annual rate of .15% and .05% of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	$39,416.14
Premium Class	267,760.05
	$307,176
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	$94,241.15
Premium Class	326,155.05
	$420,396
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	$227,868.15
Premium Class	261,344.05
	$489,212

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Fidelity Short-Term Treasury Bond Index	$17,551
Fidelity Intermediate Treasury Bond Index Fund	10,597

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Short-Term Treasury Bond Index	$1,613
Fidelity Intermediate Treasury Bond Index Fund	2,094
Fidelity Long-Term Treasury Bond Index Fund	1,839

During the period, the Funds did not borrow on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Fidelity Intermediate Treasury Bond Index Fund	$4,205

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Short-Term Treasury Bond Index Fund	$252
Fidelity Intermediate Treasury Bond Index Fund	728
Fidelity Long-Term Treasury Bond Index Fund	373

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Fidelity Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$246,364	$343,328
Premium Class	5,858,638	8,273,678
Total	$6,105,002	$8,617,006
From net realized gain
Investor Class	$–	$74,615
Premium Class	–	1,525,895
Total	$–	$1,600,510
Fidelity Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$1,096,392	$2,636,162
Premium Class	12,629,682	23,682,198
Total	$13,726,074	$26,318,360
From net realized gain
Investor Class	$887,764	$1,139,984
Premium Class	7,332,792	8,948,224
Total	$8,220,556	$10,088,208
Fidelity Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$3,898,149	$9,165,826
Premium Class	14,456,474	23,463,826
Total	$18,354,623	$32,629,652

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Fidelity Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	6,448,812	7,866,309	$67,959,473	$82,349,454
Reinvestment of distributions	15,178	23,291	160,063	243,822
Shares redeemed	(5,687,437)	(6,029,770)	(59,885,049)	(63,136,504)
Net increase (decrease)	776,553	1,859,830	$8,234,487	$19,456,772
Premium Class
Shares sold	36,382,970	59,352,647	$383,333,820	$621,987,519
Reinvestment of distributions	474,299	802,769	5,000,683	8,405,639
Shares redeemed	(27,832,495)	(28,449,411)	(293,048,999)	(297,750,584)
Net increase (decrease)	9,024,774	31,706,005	$95,285,504	$332,642,574
Fidelity Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	8,186,731	16,844,469	$92,253,171	$184,788,764
Reinvestment of distributions	165,276	334,776	1,854,704	3,692,766
Shares redeemed	(14,137,033)	(17,635,031)	(159,484,141)	(193,051,544)
Net increase (decrease)	(5,785,026)	(455,786)	$(65,376,266)	$(4,570,014)
Premium Class
Shares sold	31,617,982	63,408,562	$356,027,305	$699,870,955
Reinvestment of distributions	1,665,114	2,772,418	18,728,084	30,572,533
Shares redeemed	(21,067,551)	(40,442,305)	(236,901,660)	(443,302,082)
Net increase (decrease)	12,215,545	25,738,675	$137,853,729	$287,141,406
Fidelity Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	9,806,850	48,847,606	$138,063,057	$626,765,538
Reinvestment of distributions	250,523	687,091	3,475,994	8,998,507
Shares redeemed	(36,737,023)	(39,795,603)	(406,407,278)	(506,380,225)
Net increase (decrease)	(26,679,650)	9,739,094	$(264,868,227)	$129,383,820
Premium Class
Shares sold	66,494,683	79,491,584	$830,035,465	$1,030,206,365
Reinvestment of distributions	897,309	1,659,036	12,780,580	21,711,728
Shares redeemed	(31,228,770)	(95,998,555)	(443,462,771)	(1,235,841,961)
Net increase (decrease)	36,163,222	(14,847,935)	$399,353,274	$(183,923,868)

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,005.50	$1.01
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Premium Class	.10%
Actual		$1,000.00	$1,006.10	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,015.80	$1.02
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Premium Class	.10%
Actual		$1,000.00	$1,016.30	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,076.30	$1.05
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Premium Class	.10%
Actual		$1,000.00	$1,076.80	$.52
Hypothetical-C		$1,000.00	$1,024.70	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

LBX-SANN-1016
1.821051.110

Fidelity® SAI Long-Term Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	27.3	19.9
3 - 3.99%	51.3	56.2
4 - 4.99%	19.8	22.1
5 - 5.99%	0.9	1.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

As of February 29, 2016
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$9,545,000	$9,578,560
2.5% 2/15/45	32,668,800	34,502,598
2.5% 2/15/46	30,735,000	32,466,241
2.5% 5/15/46	30,573,000	32,352,440
2.75% 8/15/42	18,206,500	20,246,192
2.75% 11/15/42	22,466,100	24,954,917
2.875% 5/15/43	32,334,200	36,739,735
2.875% 8/15/45	32,643,100	37,118,763
3% 5/15/42	11,804,700	13,725,726
3% 11/15/44	32,519,800	37,849,990
3% 5/15/45	32,827,800	38,209,754
3% 11/15/45	32,625,000	38,009,397
3.125% 11/15/41	11,406,700	13,542,787
3.125% 2/15/42	13,785,100	16,385,962
3.125% 2/15/43	22,708,600	26,997,505
3.125% 8/15/44	32,529,800	38,744,781
3.375% 5/15/44	32,521,800	40,499,788
3.5% 2/15/39	9,495,200	11,969,887
3.625% 8/15/43	26,591,600	34,539,989
3.625% 2/15/44	32,802,500	42,616,352
3.75% 8/15/41	12,281,700	16,089,985
3.75% 11/15/43	32,216,100	42,780,725
3.875% 8/15/40	12,696,700	16,878,676
4.25% 5/15/39	9,108,100	12,706,155
4.25% 11/15/40	13,366,800	18,746,416
4.375% 2/15/38	5,281,200	7,493,526
4.375% 11/15/39	10,352,200	14,700,931
4.375% 5/15/40	14,566,700	20,721,131
4.375% 5/15/41	11,043,700	15,804,573
4.5% 5/15/38	6,093,300	8,799,103
4.5% 8/15/39	9,848,000	14,209,591
4.625% 2/15/40	16,925,900	24,863,876
4.75% 2/15/37	3,638,000	5,368,324
4.75% 2/15/41	14,566,900	21,885,063
5% 5/15/37	4,788,800	7,298,993
		829,398,432
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $736,295,907)		829,398,432
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.42% (a)
(Cost $5,977,097)	5,977,097	5,977,097
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $742,273,004)		835,375,529
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,011,044)
NET ASSETS - 100%		$833,364,485

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,276
Total	$1,276

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $736,295,907)	$829,398,432
Fidelity Central Funds (cost $5,977,097)	5,977,097
Total Investments (cost $742,273,004)		$835,375,529
Receivable for investments sold		3,694,720
Receivable for fund shares sold		835,930
Interest receivable		3,864,577
Distributions receivable from Fidelity Central Funds		1,188
Prepaid expenses		5,100
Receivable from investment adviser for expense reductions		33,420
Total assets		843,810,464
Liabilities
Payable for investments purchased	$9,742,394
Payable for fund shares redeemed	577,386
Distributions payable	4,243
Accrued management fee	27,485
Other affiliated payables	66,545
Other payables and accrued expenses	27,926
Total liabilities		10,445,979
Net Assets		$833,364,485
Net Assets consist of:
Paid in capital		$737,688,857
Undistributed net investment income		48,675
Accumulated undistributed net realized gain (loss) on investments		2,524,428
Net unrealized appreciation (depreciation) on investments		93,102,525
Net Assets, for 73,227,163 shares outstanding		$833,364,485
Net Asset Value, offering price and redemption price per share ($833,364,485 ÷ 73,227,163 shares)		$11.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$10,377,771
Income from Fidelity Central Funds		1,276
Total income		10,379,047
Expenses
Management fee	$158,641
Transfer agent fees	297,451
Accounting fees and expenses	87,620
Custodian fees and expenses	3,911
Independent trustees' fees and expenses	1,821
Registration fees	50,823
Audit	24,613
Legal	725
Miscellaneous	1,455
Total expenses before reductions	627,060
Expense reductions	(130,922)	496,138
Net investment income (loss)		9,882,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,798,389
Total net realized gain (loss)		2,798,389
Change in net unrealized appreciation (depreciation) on investment securities		50,972,526
Net gain (loss)		53,770,915
Net increase (decrease) in net assets resulting from operations		$63,653,824

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	For the period October 8, 2015 (commencement of operations) to February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,882,909	$6,793,035
Net realized gain (loss)	2,798,389	1,887,667
Change in net unrealized appreciation (depreciation)	50,972,526	42,129,999
Net increase (decrease) in net assets resulting from operations	63,653,824	50,810,701
Distributions to shareholders from net investment income	(9,816,097)	(6,807,638)
Distributions to shareholders from net realized gain	(2,154,725)	–
Total distributions	(11,970,822)	(6,807,638)
Share transactions
Proceeds from sales of shares	206,033,965	822,921,630
Reinvestment of distributions	11,940,804	6,795,424
Cost of shares redeemed	(164,702,355)	(145,311,048)
Net increase (decrease) in net assets resulting from share transactions	53,272,414	684,406,006
Total increase (decrease) in net assets	104,955,416	728,409,069
Net Assets
Beginning of period	728,409,069	–
End of period	$833,364,485	$728,409,069
Other Information
Undistributed net investment income end of period	$48,675	$–
Distributions in excess of net investment income end of period	$–	$(18,137)
Shares
Sold	19,057,488	81,621,324
Issued in reinvestment of distributions	1,091,085	667,163
Redeemed	(15,088,252)	(14,121,645)
Net increase (decrease)	5,060,321	68,166,842

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Year ended February 29,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.136	.107
Net realized and unrealized gain (loss)	.719	.689
Total from investment operations	.855	.796
Distributions from net investment income	(.135)	(.106)
Distributions from net realized gain	(.030)	–
Total distributions	(.165)	(.106)
Net asset value, end of period	$11.38	$10.69
Total ReturnC,D	8.07%	8.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.16%G	.20%G
Expenses net of fee waivers, if any	.12%G	.15%G
Expenses net of all reductions	.12%G	.15%G
Net investment income (loss)	2.47%G	2.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$833,364	$728,409
Portfolio turnover rateH	24%G	18%I

 A For the period October 8, 2015 (commencement of operations) to February 29, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses related to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$93,258,576
Gross unrealized depreciation	(97,590)
Net unrealized appreciation (depreciation) on securities	$93,160,986
Tax cost	$742,214,543

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $851 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Effective June 1, 2016, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through April 30, 2017. The expense limitation prior to June 1, 2016 was .15%. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $130,428.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $494.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.12%	$1,000.00	$1,080.70	$.63
Hypothetical-C		$1,000.00	$1,024.60	$.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV5-SANN-1016
1.9869415.100

Fidelity® SAI U.S. Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2016

% of fund's investments
0.01 - 0.99%	8.0
1 - 1.99%	22.1
2 - 2.99%	21.4
3 - 3.99%	22.8
4 - 4.99%	4.4
5 - 5.99%	0.7
6 - 6.99%	3.4
7 - 7.99%	6.5
8% and above	9.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.5% 2/15/45	$48,000	$50,694
2.5% 2/15/46	110,000	116,196
2.5% 5/15/46	126,000	133,334
2.75% 8/15/42	85,000	94,523
2.75% 11/15/42	112,000	124,407
2.875% 5/15/43	105,000	119,306
2.875% 8/15/45	175,000	198,994
3% 11/15/44	150,000	174,586
3% 5/15/45	191,000	222,314
3% 11/15/45	241,000	280,774
3.125% 2/15/43	198,000	235,396
3.125% 8/15/44	171,000	203,670
3.375% 5/15/44	225,000	280,195
3.625% 8/15/43	214,000	277,966
3.625% 2/15/44	85,000	110,430
3.75% 8/15/41	73,000	95,636
3.75% 11/15/43	153,000	203,173
4.25% 11/15/40	87,000	122,014
4.375% 2/15/38	42,000	59,594
4.375% 5/15/40	105,000	149,363
4.375% 5/15/41	137,000	196,060
4.5% 2/15/36	11,000	15,718
4.5% 5/15/38	18,000	25,993
4.5% 8/15/39	60,000	86,573
4.625% 2/15/40	123,000	180,685
4.75% 2/15/37	7,000	10,329
4.75% 2/15/41	58,000	87,138
5% 5/15/37	91,000	138,700
5.25% 11/15/28	27,000	37,623
6% 2/15/26	39,000	54,352
6.125% 8/15/29	26,000	39,350
6.25% 8/15/23	77,000	101,814
6.25% 5/15/30	109,000	169,448
6.375% 8/15/27	51,000	75,351
6.5% 11/15/26	81,000	118,712
6.625% 2/15/27	50,000	74,313
6.75% 8/15/26	66,000	97,824
6.875% 8/15/25	94,000	136,520
7.125% 2/15/23	113,000	153,309
7.25% 8/15/22	384,000	515,100
7.5% 11/15/24	124,000	182,212
7.625% 11/15/22	151,000	207,613
7.625% 2/15/25	141,000	210,101
7.875% 2/15/21	320,000	413,325
8% 11/15/21	394,000	528,283
8.125% 8/15/19	154,000	186,286
8.125% 5/15/21	245,000	322,807
8.125% 8/15/21	96,000	127,864
8.5% 2/15/20	398,000	499,381
8.75% 5/15/20	38,000	48,601
8.75% 8/15/20	216,000	280,209
8.875% 2/15/19	428,000	511,694
9.125% 5/15/18	29,000	33,108
U.S. Treasury Notes:
0.75% 10/31/17	627,000	627,171
0.75% 2/15/19	312,000	311,025
0.875% 11/15/17	606,000	607,018
0.875% 11/30/17	520,000	520,894
1% 9/15/17	276,000	276,819
1% 12/15/17	71,000	71,222
1% 8/15/18	246,000	246,817
1% 9/15/18	486,000	487,614
1% 9/30/19	377,000	377,501
1.125% 2/28/21	202,000	201,598
1.25% 7/31/23	535,000	528,146
1.375% 7/31/18	38,000	38,398
1.375% 2/29/20	123,000	124,417
1.375% 4/30/21	142,000	143,132
1.375% 6/30/23	57,000	56,760
1.5% 8/31/18	103,000	104,344
1.5% 1/31/19	330,000	334,899
1.5% 5/31/20	242,000	245,687
1.5% 1/31/22	69,000	69,749
1.5% 2/28/23	191,000	192,030
1.5% 3/31/23	50,000	50,242
1.625% 4/30/19	27,000	27,514
1.625% 12/31/19	334,000	340,693
1.625% 11/30/20	83,000	84,615
1.625% 11/15/22	276,000	279,989
1.625% 2/15/26	132,000	132,413
1.625% 5/15/26	155,000	155,448
1.75% 12/31/20	625,000	640,306
1.75% 3/31/22	87,000	89,019
1.75% 5/15/22	40,000	40,947
1.75% 1/31/23	175,000	178,650
1.75% 5/15/23	95,000	96,970
1.875% 10/31/22	79,000	81,324
2% 2/28/21	48,000	49,708
2% 10/31/21	242,000	250,962
2% 11/15/21	147,000	152,467
2% 2/15/22	210,000	217,875
2% 2/15/25	231,000	239,365
2% 8/15/25	138,000	142,932
2.125% 9/30/21	30,000	31,293
2.125% 12/31/21	275,000	286,988
2.125% 6/30/22	196,000	204,590
2.125% 5/15/25	193,000	201,949
2.25% 7/31/18	517,000	531,056
2.25% 11/15/24	159,000	167,826
2.25% 11/15/25	319,000	337,268
2.375% 5/31/18	351,000	360,515
2.375% 6/30/18	233,000	239,580
2.375% 8/15/24	57,000	60,667
2.5% 8/15/23	77,000	82,399
2.5% 5/15/24	313,000	335,961
2.625% 11/15/20	380,000	402,770
2.75% 11/15/23	150,000	163,336
2.75% 2/15/24	184,000	200,646
3.125% 5/15/19	45,000	47,663
3.125% 5/15/21	357,000	388,140
3.375% 11/15/19	391,000	420,386
3.5% 5/15/20	408,000	443,732
3.625% 8/15/19	560,000	603,663
3.625% 2/15/20	492,000	535,146
3.625% 2/15/21	517,000	571,548
3.75% 11/15/18	553,000	588,038
3.875% 5/15/18	176,000	185,309
4% 8/15/18	182,000	193,425
		25,519,535
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,149,158)		25,519,535
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.42% (a)
(Cost $207,057)	207,057	207,057
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $25,356,215)		25,726,592
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(76,669)
NET ASSETS - 100%		$25,649,923

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42
Total	$42

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$25,519,535	$--	$25,519,535	$--
Money Market Funds	207,057	207,057	--	--
Total Investments in Securities:	$25,726,592	$207,057	$25,519,535	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,149,158)	$25,519,535
Fidelity Central Funds (cost $207,057)	207,057
Total Investments (cost $25,356,215)		$25,726,592
Cash		4,846
Receivable for investments sold		1,255,093
Interest receivable		122,960
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		11,711
Receivable from investment adviser for expense reductions		6,993
Total assets		27,128,237
Liabilities
Payable for investments purchased	$1,455,253
Accrued management fee	855
Other affiliated payables	2,158
Other payables and accrued expenses	20,048
Total liabilities		1,478,314
Net Assets		$25,649,923
Net Assets consist of:
Paid in capital		$25,175,040
Undistributed net investment income		431
Accumulated undistributed net realized gain (loss) on investments		104,075
Net unrealized appreciation (depreciation) on investments		370,377
Net Assets, for 2,517,282 shares outstanding		$25,649,923
Net Asset Value, offering price and redemption price per share ($25,649,923 ÷ 2,517,282 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 1, 2016 (commencement of operations) to August 31, 2016 (Unaudited)
Investment Income
Interest		$178,154
Income from Fidelity Central Funds		42
Total income		178,196
Expenses
Management fee	$5,032
Transfer agent fees	9,436
Accounting fees and expenses	3,258
Custodian fees and expenses	838
Independent trustees' fees and expenses	44
Registration fees	15,605
Audit	22,822
Legal	1
Miscellaneous	413
Total expenses before reductions	57,449
Expense reductions	(44,724)	12,725
Net investment income (loss)		165,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,075
Total net realized gain (loss)		104,075
Change in net unrealized appreciation (depreciation) on investment securities		370,377
Net gain (loss)		474,452
Net increase (decrease) in net assets resulting from operations		$639,923

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 1, 2016 (commencement of operations) to August 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,471
Net realized gain (loss)	104,075
Change in net unrealized appreciation (depreciation)	370,377
Net increase (decrease) in net assets resulting from operations	639,923
Distributions to shareholders from net investment income	(165,040)
Share transactions
Proceeds from sales of shares	25,010,200
Reinvestment of distributions	165,040
Cost of shares redeemed	(200)
Net increase (decrease) in net assets resulting from share transactions	25,175,040
Total increase (decrease) in net assets	25,649,923
Net Assets
Beginning of period	–
End of period	$25,649,923
Other Information
Undistributed net investment income end of period	$431
Shares
Sold	2,501,011
Issued in reinvestment of distributions	16,291
Redeemed	(20)
Net increase (decrease)	2,517,282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Treasury Bond Index Fund

Six months ended (Unaudited) August 31,
2016A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.066
Net realized and unrealized gain (loss)	.189
Total from investment operations	.255
Distributions from net investment income	(.065)
Total distributions	(.065)
Net asset value, end of period	$10.19
Total ReturnC,D	2.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.10%G
Expenses net of all reductions	.10%G
Net investment income (loss)	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,650
Portfolio turnover rateH	97%G

 A For the period March 1, 2016 (commencement of operations) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$397,262
Gross unrealized depreciation	(26,576)
Net unrealized appreciation (depreciation) on securities	$370,686
Tax cost	$25,355,906

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through April 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $44,711.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund owns approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2016	Expenses Paid During Period
Actual	.10%	$1,000.00	$1,025.60	.51B
Hypothetical-C		$1,000.00	$1,024.70	.51D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period March 1, 2016 to August 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Treasury Bond Index Fund

On November 19, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers experience in managing other bond index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio of the fund after the effect of the contractual expense cap referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable and that the management fee rates paid by other Fidelity bond index funds had been considered in proposing the management fee rate for the fund. The Board also considered that the projected total expense ratio of the fund is below the median those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse the fund through April 30, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.10%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

UYB-SANN-1016
1.9872607.100

Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity® Series Long-Term Treasury Bond Index Fund Class F Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2016

% of fund's investments
2 - 2.99%	24.3
3 - 3.99%	46.7
4 - 4.99%	19.1
5 - 5.99%	5.3
6 - 6.99%	3.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$297,000	$298,044
2.5% 2/15/45	868,000	916,723
2.5% 2/15/46	745,000	786,964
2.5% 5/15/46	738,000	780,954
2.75% 8/15/42	480,000	533,775
2.75% 11/15/42	585,000	649,807
2.875% 5/15/43	886,000	1,006,718
2.875% 8/15/45	838,000	952,897
3% 5/15/42	310,000	360,448
3% 11/15/44	879,000	1,023,073
3% 5/15/45	865,000	1,006,812
3% 11/15/45	841,000	979,798
3.125% 11/15/41	295,000	350,243
3.125% 2/15/42	340,000	404,148
3.125% 2/15/43	599,000	712,131
3.125% 8/15/44	886,000	1,055,275
3.375% 5/15/44	889,000	1,107,082
3.5% 2/15/39	261,000	329,023
3.625% 8/15/43	664,000	862,474
3.625% 2/15/44	876,000	1,138,082
3.75% 8/15/41	329,000	431,016
3.75% 11/15/43	893,000	1,185,840
3.875% 8/15/40	335,000	445,341
4.25% 5/15/39	231,000	322,254
4.25% 11/15/40	313,000	438,970
4.375% 2/15/38	139,000	197,228
4.375% 11/15/39	240,000	340,819
4.375% 5/15/40	374,000	532,015
4.375% 5/15/41	297,000	425,035
4.5% 2/15/36	352,000	502,975
4.5% 5/15/38	99,000	142,962
4.5% 8/15/39	234,000	337,636
4.625% 2/15/40	457,000	671,326
4.75% 2/15/37	104,000	153,465
4.75% 2/15/41	388,000	582,925
5% 5/15/37	151,000	230,151
5.25% 11/15/28	219,000	305,163
5.25% 2/15/29	49,000	68,558
5.375% 2/15/31	285,000	418,739
5.5% 8/15/28	190,000	268,806
6.125% 11/15/27	272,000	396,929
6.25% 5/15/30	208,000	323,351
6.5% 11/15/26	165,000	241,822
		24,217,797
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,641,268)		24,217,797
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.42% (a)
(Cost $172,885)	172,885	172,885
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $24,814,153)		24,390,682
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(45,141)
NET ASSETS - 100%		$24,345,541

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$245
Total	$245

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$24,217,797	$--	$24,217,797	$--
Money Market Funds	172,885	172,885	--	--
Total Investments in Securities:	$24,390,682	$172,885	$24,217,797	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $24,641,268)	$24,217,797
Fidelity Central Funds (cost $172,885)	172,885
Total Investments (cost $24,814,153)		$24,390,682
Receivable for investments sold		2,260,221
Interest receivable		121,479
Distributions receivable from Fidelity Central Funds		35
Total assets		26,772,417
Liabilities
Payable for investments purchased	$2,424,466
Accrued management fee	1,010
Other affiliated payables	1,400
Total liabilities		2,426,876
Net Assets		$24,345,541
Net Assets consist of:
Paid in capital		$24,852,756
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		(83,746)
Net unrealized appreciation (depreciation) on investments		(423,471)
Net Assets		$24,345,541
Series Long-Term Treasury Bond Index:
Net Asset Value, offering price and redemption price per share ($12,071,648 ÷ 1,232,075 shares)		$9.80
Class F:
Net Asset Value, offering price and redemption price per share ($12,273,893 ÷ 1,252,711 shares)		$9.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 7, 2016 (commencement of operations) to August 31, 2016 (Unaudited)
Investment Income
Interest		$73,976
Income from Fidelity Central Funds		245
Total income		74,221
Expenses
Management fee	$1,826
Transfer agent fees	2,552
Independent trustees' fees and expenses	7
Total expenses		4,385
Net investment income (loss)		69,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(83,746)
Total net realized gain (loss)		(83,746)
Change in net unrealized appreciation (depreciation) on investment securities		(423,471)
Net gain (loss)		(507,217)
Net increase (decrease) in net assets resulting from operations		$(437,381)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 7, 2016 (commencement of operations) to August 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,836
Net realized gain (loss)	(83,746)
Change in net unrealized appreciation (depreciation)	(423,471)
Net increase (decrease) in net assets resulting from operations	(437,381)
Distributions to shareholders from net investment income	(69,834)
Share transactions - net increase (decrease)	24,852,756
Total increase (decrease) in net assets	24,345,541
Net Assets
Beginning of period	–
End of period	$24,345,541
Other Information
Undistributed net investment income end of period	$2

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Long-Term Treasury Bond Index Fund

Six months ended (Unaudited) August 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.027
Net realized and unrealized gain (loss)	(.200)
Total from investment operations	(.173)
Distributions from net investment income	(.027)
Total distributions	(.027)
Net asset value, end of period	$9.80
Total ReturnC	(1.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.19%F
Expenses net of fee waivers, if any	.19%F
Expenses net of all reductions	.19%F
Net investment income (loss)	1.83%F
Supplemental Data
Net assets, end of period (000 omitted)	$12,072
Portfolio turnover rateG	21%H

 A For the period July 7, 2016 (commencement of operations) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Class F

Six months ended (Unaudited) August 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.029
Net realized and unrealized gain (loss)	(.200)
Total from investment operations	(.171)
Distributions from net investment income	(.029)
Total distributions	(.029)
Net asset value, end of period	$9.80
Total ReturnC	(1.71)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F
Expenses net of fee waivers, if any	.05%F
Expenses net of all reductions	.05%F
Net investment income (loss)	1.97%F
Supplemental Data
Net assets, end of period (000 omitted)	$12,274
Portfolio turnover rateG	21%H

 A For the period July 7, 2016 (commencement of operations) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Long-Term Treasury Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$217,078
Gross unrealized depreciation	(640,549)
Net unrealized appreciation (depreciation) on securities	$(423,471)
Tax cost	$24,814,153

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series Long-Term Treasury Bond Index so that the total expenses do not exceed .19%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .17% of class- level average net assets for Series Long-Term Treasury Bond Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series Long- Term Treasury Bond Index pays a portion of the transfer agent fees at an annual rate of .14% of class- level average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Long-Term Treasury Bond Index	$2,552

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended August 31, 2016(a)
From net investment income
Series Long-Term Treasury Bond Index	$33,594
Class F	36,240
Total	$69,834

 (a) For the period July 7, 2016 (commencement of operations) to August 31, 2016.

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended August 31, 2016(a)	Six months ended August 31, 2016(a)
Series Long-Term Treasury Bond Index
Shares sold	1,289,583	$12,891,325
Reinvestment of distributions	3,410	33,594
Shares redeemed	(60,918)	(595,926)
Net increase (decrease)	1,232,075	$12,328,993
Class F
Shares sold	1,274,302	$12,734,570
Reinvestment of distributions	3,679	36,240
Shares redeemed	(25,270)	(247,047)
Net increase (decrease)	1,252,711	$12,523,763

 (a) For the period July 7, 2016 (commencement of operations) to August 31, 2016.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 7, 2016 to August 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2016	Expenses Paid During Period
Series Long-Term Treasury Bond Index	.19%
Actual		$1,000.00	$982.70	$.29-B
Hypothetical-C		$1,000.00	$1,024.25	$.97-D
Class F	.05%
Actual		$1,000.00	$982.90	$.08-B
Hypothetical-C		$1,000.00	$1,024.95	$.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 56/365 (to reflect the period July 7, 2016 to August 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Long-Term Treasury Bond Index Fund

On April 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' experience in managing other bond index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of Class F of the fund is below the median of the institutional load peer group used by the Board for management fee comparisons, while the projected total expense ratio of the retail class of the fund ranked above the median of the institutional load peer group. The Board noted that when compared to the bond index no-load universe, where pricing reflects the retail nature of the funds-of-funds that will invest in the fund, the projected total expenses of the retail class rank at median.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain limited exceptions, of the retail class to 0.20%. These contractual arrangements may not be increased without the approval of the Board. The Board considered the projected total expense ratio of the retail class of the fund after the effect of the these contractual arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Long-Term Treasury Bond Index Fund

At its July 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new management contract between Fidelity Management & Research Company (FMR) and the fund (New Management Contract) to remove the management fee payable by the fund so that the fund will not pay a management fee to FMR for services rendered under the New Management Contract; and (ii) new sub-advisory agreements (New Sub-Advisory Agreements) that obligate FMR or its affiliates to pay fees payable under each sub-advisory agreement as a percentage of the management fees received by an affiliate of FMR under its management contracts with certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds). The Board considered that the New Management Contract and New Sub-Advisory Agreements (collectively, the New Advisory Contracts) will not take effect unless new management agreements for the Freedom Funds are approved by the Freedom Funds' shareholders.

The Board noted that under the current management contract, the fund pays FMR a monthly management fee. The Board considered that, under the New Management Contract, the fund will no longer pay FMR a management fee. The Board also considered that, under the New Sub-Advisory Agreements, FMR or its affiliates, will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted that, as a result, the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses). The Board considered that it initially approved the current management contract and sub-advisory agreements for the fund in April 2016.

In connection with its consideration of future renewals of the New Advisory Contracts, the Board may consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds (including the fund).

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the fund's New Advisory Contracts should be approved.

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016